INVESTMENTS IN AFFILIATES - Carrying Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 508,805	$ 571,782	$ 703,225
Golar Partners
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	214,296	271,160
Golar Power
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	261,693	266,151
Avenir
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	28,101	28,710
ECGS
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 4,715	5,261
Cool Company
Schedule of Equity Method Investments [Line Items]
Investments in affiliates		$ 500